Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 166,140	$ 13,365
Accounts and notes receivable, net of allowance for doubtful accounts of $1,406 as of June 30, 2018 and $1,097 as of December 31, 2017	220,631	116,841
Inventories	251,328	174,151
Prepaid expenses and other current assets	54,304	44,872
Current assets of discontinued operations	1,847	5,313
Total current assets	694,250	354,542
Property, plant and equipment	667,664	642,651
Less: accumulated depreciation	152,923	129,810
Net property, plant and equipment	514,741	512,841
Deferred income taxes	60,355	30,768
Goodwill	171,117	171,117
Other assets	126,452	129,835
Total assets	1,566,915	1,199,103
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	88,112	69,110
Short-term debt	106,378	16,474
Accrued income and other taxes	37,865	9,737
Other accrued liabilities	36,271	53,226
Short-term liabilities of discontinued operations	2,761	3,412
Total current liabilities	271,387	151,959
Long-term debt	2,103,628	322,900
Other long-term obligations	71,006	68,907
Deferred income taxes	49,736	41,746
Due to Related Parties, Noncurrent	61,801	0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	376	376
Stockholders’ equity:
Preferred stock, par value $.01, 300,000,000 shares authorized, none issued	0	0
Common stock, par value $.01, 3,000,000,000 shares authorized, 302,225,923 shares issued as of June 30, 2018 and December 31, 2017	3,022	3,022
Additional paid-in capital	851,496	851,315
Accumulated other comprehensive income	32,250	20,289
Accumulated deficit	(1,877,787)	(261,411)
Total stockholders’ (deficit) equity	(991,019)	613,215
Total liabilities and stockholders’ equity	$ 1,566,915	$ 1,199,103